     As filed with the Securities and Exchange Commission on May 11, 2004

                                       Securities Act Registration No. 33-22363
                               Investment Company Act Registration No. 811-5594
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                 -------------


                                  FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [_]
                         Pre-Effective Amendment No.                 [_]
                       Post-Effective Amendment No. 27               [X]
                                   and/or
                      REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                [_]
                              Amendment No. 29                       [X]
                      (Check appropriate box or boxes)


                                 -------------

                       DRYDEN SHORT-TERM BOND FUND, INC.
               (Formerly, Prudential Short-Term Bond Fund, Inc.)
              (Exact name of registrant as specified in charter)

                             GATEWAY CENTER THREE
                              100 MULBERRY STREET
                           NEWARK, NEW JERSEY 07102
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, Including Area Code: (973) 367-7521

                              Richard Kirk, Esq.
                             Gateway Center Three
                              100 Mulberry Street
                           Newark, New Jersey 07102
                    (Name and Address of Agent for Service)

                 Approximate date of proposed public offering:
                  As soon as practicable after the effective
                      date of the Registration Statement.

             It is proposed that this filing will become effective
                           (check appropriate box):

                        [X] immediately upon filing pursuant to paragraph (b)
                        [_] on (date) pursuant to paragraph (b)
                        [_] 60 days after filing pursuant to paragraph (a)(1)
                        [_] on (date) pursuant to paragraph (a)(1)
                        [_] 75 days after filing pursuant to paragraph (a)(2)
                        [_] on (date) pursuant to paragraph (a)(2) of rule 485.
                            If appropriate, check the following box:
                        [_] this post-effective amendment designates a new
                            effective date for a previously filed
                            post-effective amendment


================================================================================

                               EXPLANATORY NOTE



   This Post-Effective Amendment No. 27 to the Registration Statement of Dryden Short-Term Bond Fund, Inc. (the Registrant) (File No. 33-22363) (the Amendment) is being filed solely to file Exhibit No. (m)(6) to this Registration Statement. The following items, which have been filed with the Securities and Exchange Commission (the Commission) on the dates indicated below, are incorporated by reference into this Amendment: Part A, the Prospectus of each series of the Registrant, Dryden Short-Term Corporate Bond Fund and Dryden Ultra Short Bond Fund, each dated April 30, 2004, by reference to Post-Effective Amendment No. 26 to the Registration Statement filed with the Commission on April 30, 2004 (File No. 33-22363), as supplemented on May 5, 2004; Part B, the Statement of Additional Information of the Registrant, dated April 30, 2004 (the SAI) by reference to Post-Effective Amendment No. 26 to the Registration Statement filed with the Commission on April 30, 2004 (File No. 33-22363), as supplemented on May 5, 2004; the financial statements of each of Dryden Short-Term Corporate Bond Fund and Dryden Ultra Short Bond Fund for the fiscal year ended December 31, 2003, as included in the Registrant's 2003 annual report to shareholders dated December 31, 2003, filed with the Commission on March 9, 2004 (File No. 811-3712); Part C of the Registration Statement of the Registrant by reference to Post-Effective Amendment No. 26 to the Registration Statement filed with the Commission on April 30, 2004 (File No. 2-82976), including Items 23 through 29.


                                    PART C

                               OTHER INFORMATION

Item 22. Exhibits.

   (a) (1) Articles of Restatement of the Registrant. Incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1995 (File No. 33-22363).

       (2) Articles Supplementary of Registrant. Incorporated by reference to
       Exhibit 1(b) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed via EDGAR on December 9, 1996 (File No. 33-22363).

       (3) Articles Supplementary of Registrant. Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed via EDGAR on January 12, 1999 (File No. 33-22363).

       (4) Articles of Amendment of Registrant. Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed via EDGAR on May 1, 2000 (File No. 33-22363).

       (5) Articles of Amendment of Registrant. Incorporated by reference to Exhibit (a)(5) to Post Effective Amendment No. 24 to the Registration Statement on Form N-1A filed via EDGAR on February 19, 2003. (File No. 33-22363).

       (6) Articles of Amendment of Registrant. Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed via EDGAR on March 2, 2004 (File No. 33-22363).

       (7) Certificate of Correction. Incorporated by reference to Exhibit
       (a)(7) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed via EDGAR on March 2, 2004 (File No. 33-22363).

       (8) Articles Supplementary of Registrant. Incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed via EDGAR on March 2, 2004 (File No. 33-22363).


       (9) Articles Supplementary of Registrant. Incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed via EDGAR on April 30, 2004 (File No. 33-22363).


   (b) Amended and Restated By-Laws of the Registrant dated July 17, 2003. Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed via EDGAR on March 2, 2004 (File No. 33-22363).

   (c) (1) Specimen certificate for shares of common stock, $.01 par value per share, of the Registrant. Incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed via EDGAR on March 3, 1997 (File No. 33-22363).

       (2) Instruments defining rights of shareholders. Incorporated by reference to Exhibit 4(e) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1994 (File No. 33-22363).

   (d) (1) Management Agreement between the Registrant and Prudential Investments LLC. Incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed via EDGAR on March 2, 2004 (File No. 33-22363).

       (2) Subadvisory Agreement between Prudential Investments LLC and Prudential Investment Management Inc. Incorporated by reference to Exhibit (d)(2) to Post Effective Amendment No. 25 to the Registration Statement on Form N-1A filed via EDGAR on March 2, 2004 (File No. 33-22363).

   (e) (1) Distribution Agreement between Registrant and Prudential Investment Management Services LLC. Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed via EDGAR on January 12, 1999 (File No. 33-22363).

       (2) Form of Selected Dealer Agreement. Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed via EDGAR on January 12, 1999 (File No. 33-22363).

       (3) Form of Amended and Restated Distribution Agreement between Registrant and Prudential Investment Management Services LLC. Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed via EDGAR on December 5, 2002 (File No. 33-22363).

       (4) Form of Dealer Agreement to Prudential Dryden Ultra Short Bond Fund. Incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed via EDGAR on December 5, 2002 (File No. 33-22363).

   (g) (1) Custodian Contract between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on March 4, 1998 (File No. 33-22363).

       (2) Amendment to Custodian Contract/Agreement dated as of February 22, 1999 by and between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed via EDGAR on May 1, 2000 (File No. 33-22363).

       (3) Amendment to Custodian Contract/Agreement dated as of July 17, 2001 by and between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit g(3) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed via EDGAR on March 27, 2002 (File No. 33-22363).

       (4) Amendment to Custodian Contract/Agreement dated as of January 17, 2002 by and between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit g(4) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed via EDGAR on March 27, 2002 (File No. 33-22363).

   (h) (1) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc. Incorporated by reference to
       Exhibit 9 to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on March 4, 1998 (File No. 33-22363).

       (2) Amendment to Transfer Agency and Service Agreement dated as of August 24, 1999 by and between the Registrant and Prudential Mutual Fund Services LLC (successor to Prudential Mutual Fund Services, Inc.) . Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed via EDGAR on
       May 1, 2000 (File No. 33-22363).

       (3) Amendment to Transfer Agency and Service Agreement dated as of September 4, 2003 by and between the Prudential and Strategic Partners Mutual Funds and Prudential Mutual Fund Services LLC (successor to Prudential Mutual Fund Services, Inc.) Incorporated by reference to Exhibit (h)(3) to Post Effective Amendment No. 24 to the Registration Statement on Form N-1A filed via EDGAR on February 19, 2003. (File No. 33-22363).


   (i) Opinion and consent of Piper Rudnick LLP. Incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed via EDGAR on April 30, 2004 (File No. 33-22363).



   (j) Consent of Independent Auditors. Incorporated by reference to Exhibit
       (j) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed via EDGAR on April 30, 2004 (File No. 33-22363).


   (m) (1) Amended and Restated Distribution and Service Plan for Class A shares. Incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed via EDGAR on January 12, 1999 (File No. 33-22363).

       (2) Amended and Restated Distribution and Service Plan for Class B shares. Incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed via EDGAR on January 12, 1999 (File No. 33-22363).

       (3) Amended and Restated Distribution and Service Plan for Class C shares. Incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed via EDGAR on January 12, 1999 (File No. 33-22363).

       (4) Amended and Restated Distribution and Service Plan for Class A Shares. Incorporated by reference to Exhibit (m)(4) to Post Effective Amendment No. 24 to the Registration Statement on Form N-1A filed via EDGAR on February 19, 2003. (File No. 33-22363).


       (5) Distribution and Service Plan for Class R Shares. Incorporated by reference to Exhibit (m)(5) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed via EDGAR on April 30, 2004 (File No. 33-22363).

       (6) Rule 12b-1 Fee Waiver for Class A, Class C and Class R Shares.*



   (n) (1) Amended and Restated Rule 18f-3 Plan for Dryden Short-Term Corporate Bond Fund. Incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed via EDGAR on April 30, 2004 (File No. 33-22363).



       (2) Amended and Restated Rule 18f-3 Plan for Dryden Ultra Short Bond Fund. Incorporated by reference to Exhibit (n)(2) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed via EDGAR on April 30, 2004 (File No. 33-22363).


   (p) (1) Code of Ethics of Registrant dated February 24, 2004. Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed via EDGAR on March 2, 2004 (File No. 33-22363).


       (2) Code of Ethics and Personal Securities Trading Policy of Prudential Investment Management, Inc., Prudential Investments LLC and Prudential Investment Management Services, LLC dated February 24, 2004. Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed via EDGAR on April 30, 2004 (File No. 33-22363).


   (q) (1) Powers of Attorney dated August 1, 2003. Incorporated by reference to Exhibit (q)(1) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed via EDGAR on March 2, 2004 (File No. 33-22363).

       (2) Powers of Attorney dated August 1, 2003. Incorporated by reference to Exhibit (q)(2) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed via EDGAR on March 2, 2004 (File No. 33-22363).
----------
* Filed herewith.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 11th day of May, 2004.


                          DRYDEN SHORT-TERM BOND FUND, INC.

                                           *
                               -------------------------
                                   Judy A. Rice, President

   Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


            Signature              Title                                     Date
            ---------              -----                                     ----

          *                        Director
----------------------------------
  David E.A. Carson

          *                        Vice President and Director
----------------------------------
  Robert F. Gunia

        *                          Director
----------------------------------
  Robert E. La Blanc

          *                        Director
----------------------------------
  Douglas H. McCorkindale

          *                        Director
----------------------------------
  Richard A. Redeker

          *                        President and Director
----------------------------------
  Judy A. Rice

          *                        Director
----------------------------------
  Robin B. Smith

          *                        Director
----------------------------------
  Stephen Stoneburn

          *                        Director
----------------------------------
  Clay T. Whitehead

          *                        Treasurer and Principal Financial and
----------------------------------   Accounting Officer
  Grace C. Torres

By:  /s/  MARGUERITE E.H. MORRISON                                       May 11, 2004
----------------------------------
(Marguerite E.H. Morrison)
Attorney-in-fact)

                                 EXHIBIT INDEX

Exhibit No.



   (m) (6) Rule 12b-1 Fee waiver for Class A, Class C and Class R Shares.